BORROWINGS (Details 3) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Long-term
Total	$ 151,391,572	$ 214,562,973
Long-term borrowings from non-banking institutions	8,738,124
Average interest rate on long-term borrowings (as a percent)	6.15%	6.68%
Future principal repayment on the long-term borrowings loans
2014	136,449,641
2015	57,857,360
2016	33,785,817
2017 and thereafter	59,748,395
Total	287,841,213
Less: future principal repayment related to long-term borrowings, current portion	(136,449,641)	(17,481,257)
Total long-term portion	151,391,572	214,562,973
Unsecured
Long-term
Total	62,664,031	142,969,791
Long-term borrowings from non-banking institutions	1,148,124
Future principal repayment on the long-term borrowings loans
Total long-term portion	62,664,031	142,969,791
Borrowings secured by project assets
Long-term
Total	60,589,417
Long-term borrowings from non-banking institutions	7,590,000
Future principal repayment on the long-term borrowings loans
Total long-term portion	60,589,417
Borrowings secured by restricted cash
Long-term
Total	19,400,000
Future principal repayment on the long-term borrowings loans
Total long-term portion	19,400,000
Borrowings secured by prepaid land use rights and property, plant and equipment
Long-term
Total		71,593,182
Future principal repayment on the long-term borrowings loans
Total long-term portion		$ 71,593,182